Note 10 - Geographic Information (Details) - Revenues by Geographic Area (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Region
Revenue	$ 30,632,850	$ 27,369,234	$ 42,528,391	$ 40,826,490	$ 39,710,521
North America [Member]
Region
Revenue	22,364,518	19,897,356	29,750,058	29,610,611	30,430,458
Europe, Middle East, and Asia [Member]
Region
Revenue	$ 8,268,332	$ 7,471,878	$ 12,778,333	$ 11,215,879	$ 9,280,063